CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2019	Jun. 05, 2019	Dec. 31, 2018	Jul. 02, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity
Common shares, par value (in dollars per share)	$ 0.10		$ 0.10	$ 0.10	$ 2.00	$ 2.00	$ 2.00
Common shares, authorized (in shares)	138,880,000	138,880,000	111,111,111	111,111,111
Common shares, issued (in shares)	100,234,973		100,000,000	100,000,000	508,763,020	508,763,020,000,000	508,763,020,000,000